Report Of The Directors Financial Review Risk Report - Wholesale lending: commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (Details) - USD ($)
$ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments			$ 127,271
UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments			27,819
Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments			64,437
US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments			$ 4,797
IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,251,833	$ 2,160,680
Wholesale Lending Sector | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 164,464
ECL coverage	0.50%
Wholesale Lending Sector | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30,845
ECL coverage	0.90%
Wholesale Lending Sector | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 75,271
ECL coverage	0.00%
Wholesale Lending Sector | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,301
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 164,464
ECL coverage	0.50%
Wholesale Lending Sector | IFRS 9 | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30,845
ECL coverage	0.90%
Wholesale Lending Sector | IFRS 9 | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 75,271
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,301
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 155,782
Collateral value	$ 3,735
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28,838
Collateral value	$ 285
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 72,528
Collateral value	$ 1,401
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,862
Collateral value	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 62,123
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Not collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,557
ECL coverage	0.20%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Not collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 31,224
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Not collateralised | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Fully collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 87,530
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Fully collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17,766
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Fully collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 39,174
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Fully collateralised | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,862
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,129
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Partially collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 515
ECL coverage	0.20%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Partially collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,130
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Partially collateralised | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 46,983
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | – less than 50% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,006
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | – less than 50% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25,870
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | – less than 50% | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,463
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29,621
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,174
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,452
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 787
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,167
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,038
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,168
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 519
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,759
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 548
ECL coverage	0.20%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,684
ECL coverage	0.10%
Wholesale Lending Sector | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 93
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,249
Collateral value	$ 156
ECL coverage	1.20%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,252
Collateral value	$ 20
ECL coverage	3.90%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,731
Collateral value	$ 5
ECL coverage	0.30%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 439
Collateral value	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,249
ECL coverage	1.10%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 446
ECL coverage	2.50%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,140
ECL coverage	0.20%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,739
ECL coverage	1.30%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 782
ECL coverage	4.50%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,576
ECL coverage	0.40%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 439
ECL coverage	0.50%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 261
ECL coverage	1.50%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24
ECL coverage	12.50%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,039
ECL coverage	1.10%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 394
ECL coverage	3.60%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 795
ECL coverage	0.40%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 303
ECL coverage	0.70%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,430
ECL coverage	0.70%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 330
ECL coverage	1.20%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 505
ECL coverage	0.40%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 363
ECL coverage	5.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 34
ECL coverage	44.10%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 129
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 907
ECL coverage	1.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24
ECL coverage	8.30%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 247
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,418
Collateral value	$ 321
ECL coverage	37.90%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 755
Collateral value	$ 137
ECL coverage	27.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12
Collateral value	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
Collateral value	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 338
ECL coverage	57.10%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Not collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61
ECL coverage	85.20%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Not collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Not collateralised | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Fully collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 606
ECL coverage	12.70%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Fully collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 433
ECL coverage	9.20%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Fully collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Fully collateralised | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 474
ECL coverage	56.50%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Partially collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 261
ECL coverage	42.90%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Partially collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Partially collateralised | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 412
ECL coverage	10.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – less than 50% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 304
ECL coverage	9.20%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – less than 50% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – less than 50% | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 88
ECL coverage	27.30%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 51% to 75% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 58
ECL coverage	6.90%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 51% to 75% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 51% to 75% | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 38
ECL coverage	2.60%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 76% to 90% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 35
ECL coverage	5.70%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 76% to 90% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 76% to 90% | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 68
ECL coverage	16.20%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 91% to 100% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 36
ECL coverage	16.70%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 91% to 100% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 91% to 100% | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15
Collateral value	$ 0
ECL coverage	53.30%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
Collateral value	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
Collateral value	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
Collateral value	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | Not collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | Not collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | Not collateralised | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | Fully collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15
ECL coverage	53.30%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | Fully collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | Fully collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | Fully collateralised | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | Partially collateralised | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | Partially collateralised | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | Partially collateralised | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13
ECL coverage	61.50%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | – less than 50% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | – less than 50% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | – less than 50% | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | – 51% to 75% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | – 51% to 75% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | – 51% to 75% | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | – 76% to 90% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | – 76% to 90% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | – 76% to 90% | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | – 91% to 100% | UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | – 91% to 100% | Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | IFRS 9 | Lifetime expected credit losses | POCI | – 91% to 100% | US | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%